Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Computation of Diluted Net Loss Per Share
For purposes of the diluted net loss per share calculation, convertible preferred stock, outstanding stock options, outstanding warrants and unvested restricted common stock are considered to be potentially dilutive securities, however the following common stock equivalents were excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive (in thousands):

	September 30, 2023	December 31, 2022
Series Seed Preferred Stock	13,781	13,781
Series A Preferred Stock	40,848	40,848
Series B-1 Preferred Stock	22,222	22,222
Series B-2 Preferred Stock	20,863	4,496
Unvested restricted common stock	4	58
Outstanding stock options	12,304	9,280
Outstanding warrant	162	162

Total	110,184	90,847

The following common stock equivalents have been excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive (in thousands):

	Year Ended December 31,
	2022	2021
Series Seed Preferred Stock	13,781	13,781
Series A Preferred Stock	40,848	40,848
Series B-1 Preferred Stock	22,222	22,222
Series B-2 Preferred Stock	4,496	4,496
Unvested restricted common stock	58	488
Outstanding stock options	9,280	8,322
Outstanding warrant	162	162

Total	90,847	90,319